Supplementary cash flow information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Supplementary cash flow information
33.
Supplementary cash flow information

Partial cash paid for investing activities

Property, plant and equipment

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Purchase of property, plant and equipment	4,133,615	6,552,702	4,918,482
Add: Beginning balance of payable to equipment suppliers	972,770	1,145,359	1,816,555
Less: Ending balance of payable to equipment suppliers	(1,145,359)	(1,816,555)	(1,405,931)
Less: Transfer from other non-current assets	—	—	(629,737)
Cash paid during the year	3,961,026	5,881,506	4,699,369